UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
BlackRock Advantage Small Cap Growth Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,
50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2024

Date of reporting period: 03/31/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

MARCH 31, 2024

2024 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	BlackRock Advantage Small Cap Growth Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	23.48%	29.88%
U.S. small cap equities (Russell 2000® Index)	19.94	19.71
International equities (MSCI Europe, Australasia, Far East Index)	16.81	15.32
Emerging market equities (MSCI Emerging Markets Index)	10.42	8.15
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.68	5.24
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.88	(2.44)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	5.99	1.70
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.48	3.13
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.73	11.15

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of March 31, 2024	BlackRock Advantage Small Cap Growth Fund

Investment Objective

BlackRock Advantage Small Cap Growth Fund’s (the “Fund”) investment objective is to seek long-term capital growth.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2024, all of the Fund’s share classes outperformed its benchmark, the Russell 2000® Growth Index.

What factors influenced performance?

Equities broadly delivered impressive returns as investors embraced a positive outlook for the global economy and the prospects for technological innovation. The market rally was supported by the view that policy makers had successfully navigated the challenges of rising inflation and slowing growth, avoiding a hard landing. The U.S. market led the way, driven by the exceptional performance of mega-cap technology stocks, which benefited from breakthroughs in artificial intelligence (“AI”) and cloud computing. Large-cap stocks continued to outperform small caps. In factor terms, growth and size continued to dominate, while momentum and earnings yield also performed well. However, the market trends were not uniform, as performance among the largest technology stocks diverged and some sectors faced headwinds from geopolitical risks, such as the conflicts in the Middle East.

The main drivers of the Fund’s outperformance during the reporting period were insights related to sentiment and fundamental valuation. Sentiment insights, which capture the mood of analysts, investors, and consumers from various textual and social media sources, performed especially well in the consumer discretionary and industrials sectors. Fundamental valuation insights, which focus on companies with strong sales, cash flow, and financial statements, as well as those investing in research and development, were especially effective within the information technology sector.

Insights that detracted from performance included some of those related to macro-thematic and fundamental quality measures. Macro-thematic insights that favored companies in the AI ecosystem faced challenges, particularly within the telecommunication services sector. Fundamental quality insights that favored companies with longer-term debt maturities underperformed as they contributed to an underweight position in utilities, which was one of the best-performing sectors in the second half of the period. Sentiment insights that analyzed the text of analyst reports had mixed results, driving an overweight in the healthcare sector, which faced regulatory and political headwinds early in the period before rebounding.

Describe recent portfolio activity.

The Fund maintained a balanced allocation of risk across all major drivers of return during the reporting period. However, several new stock selection insights were added to the Fund. In this vein, the Fund developed insights to assist in analyzing the impact of trade disruption related to the Red Sea route, utilizing a large language model to identify the winners and losers from the increased shipping costs and delays. This included capturing the exposure of different firms to the Red Sea route, as well as their ability to adapt to alternative routes or modes of transportation.

Describe portfolio positioning at period end.

Relative to the Russell 2000® Growth Index, the Fund’s positioning remained largely sector neutral. The Fund maintained slight overweight positions in healthcare and information technology, while maintaining slight underweight positions in the energy and financials sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	23.25%	21.78%	N/A	8.55%	N/A	8.11%	N/A

Investor A	23.15	21.52	15.14%	8.27	7.11%	7.82	7.24%

Class K	23.31	21.84	N/A	8.62	N/A	8.14	N/A

Class R	22.99	21.13	N/A	8.02	N/A	7.57	N/A

Russell 2000® Growth Index(c)	21.30	20.35	N/A	7.38	N/A	7.89	N/A

(a) Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b) Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies and at least 80% of its net assets (plus any borrowings for investment purposes) in securities or instruments of issuers located in the United States.

(c)  An index that measures performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2024 (continued)	BlackRock Advantage Small Cap Growth Fund

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (10/01/23)	Ending Account Value (03/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/23)	Ending Account Value (03/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,232.50	$2.79		$1,000.00	$1,022.50	$2.53		0.50%
Investor A	1,000.00	1,231.50	4.18		1,000.00	1,021.25	3.79		0.75
Class K	1,000.00	1,233.10	2.51		1,000.00	1,022.75	2.28		0.45
Class R	1,000.00	1,229.90	5.57		1,000.00	1,020.00	5.05		1.00

(a) For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Super Micro Computer, Inc.	3.7%
MicroStrategy, Inc., Class A	1.7
ExlService Holdings, Inc.	1.0
Installed Building Products, Inc.	1.0
Comfort Systems U.S.A., Inc.	1.0
Visteon Corp.	1.0
Insperity, Inc.	1.0
Flowserve Corp.	0.9
Atkore, Inc.	0.9
Fluor Corp.	0.8

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets
Information Technology	25.5%
Health Care	22.3
Industrials	21.2
Consumer Discretionary	11.9
Financials	5.0
Consumer Staples	3.4
Materials	3.3
Energy	3.1
Communication Services	2.3
Other (each representing less than 1%)	1.1
Short-Term Securities	4.1
Liabilities in Excess of Other Assets	(3.2)

(a)	Excludes short-term investments.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Class R Shares performance shown prior to the Class R Shares inception date of March 2, 2018 is that of Institutional Shares and was restated to reflect Class R Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) March 31, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
AeroVironment, Inc.(a)	813	$124,616
BWX Technologies, Inc.	819	84,046
Moog, Inc., Class A	13,132	2,096,524

		2,305,186

Air Freight & Logistics — 0.0%
GXO Logistics, Inc.(a)	2,232	119,992

Automobile Components — 2.2%
Adient PLC(a)	66,831	2,200,077
Dana, Inc.	113,336	1,439,367
Fox Factory Holding Corp.(a)	6,542	340,642
Gentherm, Inc.(a)	17,964	1,034,367
Lear Corp.	3,900	565,032
Modine Manufacturing Co.(a)(b)	10,895	1,037,095
Patrick Industries, Inc.	5,524	659,952
Visteon Corp.(a)	48,154	5,663,392

		12,939,924

Banks — 0.2%
Coastal Financial Corp.(a)	2,237	86,952
HomeTrust Bancshares, Inc.	17,508	478,669
Lakeland Bancorp, Inc.	9,083	109,904
OceanFirst Financial Corp.	21,332	350,058

		1,025,583

Beverages — 0.8%
Coca-Cola Consolidated, Inc.	2,072	1,753,762
MGP Ingredients, Inc.	8,448	727,626
National Beverage Corp.(a)	32,239	1,530,063
Primo Water Corp.	38,277	697,024

		4,708,475

Biotechnology — 11.0%
ACADIA Pharmaceuticals, Inc.(a)	98,277	1,817,142
ADMA Biologics, Inc.(a)	42,873	282,962
Affimed NV(a)	12,710	67,363
Akero Therapeutics, Inc.(a)	14,209	358,919
Alector, Inc.(a)	117,246	705,821
Alkermes PLC(a)	53,236	1,441,099
Alpine Immune Sciences, Inc.(a)	15,404	610,615
Amicus Therapeutics, Inc.(a)	111,557	1,314,141
Anika Therapeutics, Inc.(a)	19,770	502,158
Arcellx, Inc.(a)	12,375	860,681
Arcturus Therapeutics Holdings, Inc.(a)	24,877	840,096
Arcus Biosciences, Inc.(a)	37,110	700,637
Arcutis Biotherapeutics, Inc.(a)	5,099	50,531
Ardelyx, Inc.(a)	38,006	277,444
Arrowhead Pharmaceuticals, Inc.(a)	41,069	1,174,573
Astria Therapeutics, Inc.(a)	16,188	227,846
Aurinia Pharmaceuticals, Inc.(a)	7,877	39,464
Beam Therapeutics, Inc.(a)(b)	28,314	935,495
BioCryst Pharmaceuticals, Inc.(a)	186,961	949,762
Biomea Fusion, Inc.(a)	119	1,779
Blueprint Medicines Corp.(a)	35,457	3,363,451
Bridgebio Pharma, Inc.(a)	18,832	582,285
Cabaletta Bio, Inc.(a)	9,235	157,549
CareDx, Inc.(a)	30,404	321,978
Catalyst Pharmaceuticals, Inc.(a)	56,757	904,707
Celldex Therapeutics, Inc.(a)	23	965
Cerevel Therapeutics Holdings, Inc.(a)	18,427	778,909
CG oncology, Inc.(a)	7,131	313,051
Chinook Therapeutics, Inc., CVR(a)(c)	7,289	3,207
Coherus Biosciences, Inc.(a)	137,175	327,848

Security	Shares	Value

Biotechnology (continued)
Cytokinetics, Inc.(a)	33,272	$2,332,700
Day One Biopharmaceuticals, Inc.(a)	8,055	133,069
Deciphera Pharmaceuticals, Inc.(a)	77,396	1,217,439
Denali Therapeutics, Inc.(a)	103,838	2,130,756
Dynavax Technologies Corp.(a)(b)	92,899	1,152,877
Dyne Therapeutics, Inc.(a)	1,818	51,613
Entrada Therapeutics, Inc.(a)	140	1,984
Exelixis, Inc.(a)	522	12,387
Fate Therapeutics, Inc.(a)	42,166	309,498
Halozyme Therapeutics, Inc.(a)	70,764	2,878,680
Ideaya Biosciences, Inc.(a)(b)	27,414	1,202,926
Immunovant, Inc.(a)	17,469	564,423
Inhibrx, Inc.(a)	196	6,852
Insmed, Inc.(a)	54,600	1,481,298
Intellia Therapeutics, Inc.(a)	45,163	1,242,434
Ionis Pharmaceuticals, Inc.(a)	6,619	286,934
Ironwood Pharmaceuticals, Inc., Class A(a)	57,321	499,266
iTeos Therapeutics, Inc.(a)	82,831	1,129,815
Keros Therapeutics, Inc.(a)	2,785	184,367
Kiniksa Pharmaceuticals Ltd., Class A(a)	52,837	1,042,474
Kronos Bio, Inc.(a)	17,065	22,185
Krystal Biotech, Inc.(a)	6,039	1,074,519
Kura Oncology, Inc.(a)	14,461	308,453
Kymera Therapeutics, Inc.(a)	19,348	777,790
Kyverna Therapeutics, Inc.(a)	4,082	101,397
Madrigal Pharmaceuticals, Inc.(a)(b)	4,162	1,111,420
MeiraGTx Holdings PLC(a)	17,017	103,293
MiMedx Group, Inc.(a)	25,315	194,925
Mineralys Therapeutics, Inc.(a)	141	1,820
Morphic Holding, Inc.(a)	405	14,256
Natera, Inc.(a)	10,328	944,599
Nurix Therapeutics, Inc.(a)	11,410	167,727
Nuvalent, Inc., Class A(a)	5,176	388,666
Poseida Therapeutics, Inc.(a)	21,718	69,280
Prelude Therapeutics, Inc.(a)	4,712	22,335
Protagonist Therapeutics, Inc.(a)	12,615	364,952
Prothena Corp. PLC(a)	8,450	209,306
PTC Therapeutics, Inc.(a)	51,217	1,489,903
Puma Biotechnology, Inc.(a)	42,932	227,540
Relay Therapeutics, Inc.(a)	83,046	689,282
REVOLUTION Medicines, Inc.(a)	26,128	842,105
Rhythm Pharmaceuticals, Inc.(a)	17,706	767,201
Rigel Pharmaceuticals, Inc.(a)	261,229	386,619
Rocket Pharmaceuticals, Inc.(a)	4,967	133,811
Sarepta Therapeutics, Inc.(a)	1,033	133,732
SpringWorks Therapeutics, Inc.(a)	19,351	952,456
Sutro Biopharma, Inc.(a)	52,266	295,303
Syndax Pharmaceuticals, Inc.(a)	69,719	1,659,312
TG Therapeutics, Inc.(a)(b)	74,355	1,130,940
Travere Therapeutics, Inc.(a)	107,181	826,366
Twist Bioscience Corp.(a)	9,491	325,636
Ultragenyx Pharmaceutical, Inc.(a)	7,435	347,140
United Therapeutics Corp.(a)	4,116	945,528
Vanda Pharmaceuticals, Inc.(a)	153,130	629,364
Vaxcyte, Inc.(a)	38,398	2,622,967
Vera Therapeutics, Inc., Class A(a)	141	6,080
Veracyte, Inc.(a)	25,340	561,534
Vericel Corp.(a)	28,793	1,497,812
Viking Therapeutics, Inc.(a)	39,795	3,263,190
Vir Biotechnology, Inc.(a)	46,227	468,280

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Voyager Therapeutics, Inc.(a)	46,823	$435,922
Xencor, Inc.(a)	51,991	1,150,561

		65,439,777

Broadline Retail — 0.2%
Dillard’s, Inc., Class A	1,754	827,257
Kohl’s Corp.	13,250	386,237

		1,213,494

Building Products — 2.4%
AAON, Inc.	9,805	863,821
American Woodmark Corp.(a)	11,377	1,156,586
Apogee Enterprises, Inc.	18,374	1,087,741
AZEK Co., Inc. (The), Class A(a)	9,893	496,826
Caesarstone Ltd.(a)	1,695	6,933
CSW Industrials, Inc.	69	16,187
Gibraltar Industries, Inc.(a)	36,848	2,967,369
Janus International Group, Inc.(a)(b)	170,868	2,585,233
JELD-WEN Holding, Inc.(a)(b)	40,663	863,275
Masonite International Corp.(a)	8,469	1,113,250
UFP Industries, Inc.	25,058	3,082,385

		14,239,606

Capital Markets — 1.0%
Brightsphere Investment Group, Inc.	26,497	605,192
Donnelley Financial Solutions, Inc.(a)	15,260	946,273
Evercore, Inc., Class A	959	184,694
Federated Hermes, Inc., Class B	8,495	306,839
GCM Grosvenor, Inc., Class A	9,571	92,456
Hamilton Lane, Inc., Class A	13,782	1,554,058
Houlihan Lokey, Inc., Class A	286	36,662
Patria Investments Ltd., Class A	43,790	649,844
PJT Partners, Inc., Class A	11,336	1,068,531
Victory Capital Holdings, Inc., Class A	13,907	590,074

		6,034,623

Chemicals — 1.9%
Cabot Corp.	44,424	4,095,893
Hawkins, Inc.	1,607	123,418
Ingevity Corp.(a)	13,472	642,614
Innospec, Inc.	1,854	239,055
Minerals Technologies, Inc.	11,145	838,996
Mosaic Co. (The)	34,538	1,121,103
Quaker Chemical Corp.	19,900	4,084,475

		11,145,554

Commercial Services & Supplies — 0.4%
Brink’s Co. (The)	2,471	228,271
Cimpress PLC(a)	198	17,525
Healthcare Services Group, Inc.(a)	112,877	1,408,705
Li-Cycle Holdings Corp.(a)	266,929	274,937
Steelcase, Inc., Class A	10,641	139,184
Viad Corp.(a)	3,230	127,553

		2,196,175

Communications Equipment — 0.6%
Calix, Inc.(a)	53,416	1,771,274
Infinera Corp.(a)	7,002	42,222
NETGEAR, Inc.(a)	91,241	1,438,871
Viavi Solutions, Inc.(a)	21,237	193,044

		3,445,411

Construction & Engineering — 4.0%
AECOM	4,107	402,815
Argan, Inc.	2,224	112,401
Comfort Systems U.S.A., Inc.	17,826	5,663,499

Security	Shares	Value

Construction & Engineering (continued)
Construction Partners, Inc., Class A(a)(b)	37,334	$2,096,304
Dycom Industries, Inc.(a)(b)	7,903	1,134,318
EMCOR Group, Inc.	5,821	2,038,514
Fluor Corp.(a)	114,658	4,847,740
IES Holdings, Inc.(a)	685	83,323
MasTec, Inc.(a)	6,057	564,815
MYR Group, Inc.(a)(b)	20,227	3,575,122
Primoris Services Corp.	38,891	1,655,590
Sterling Infrastructure, Inc.(a)	14,374	1,585,596
Tutor Perini Corp.(a)	620	8,965

		23,769,002

Consumer Finance — 1.2%
Enova International, Inc.(a)	22,604	1,420,209
EZCORP, Inc., Class A, NVS(a)	145,546	1,649,036
FirstCash Holdings, Inc.	24,449	3,118,226
PROG Holdings, Inc.	17,343	597,293
Regional Management Corp.	21,667	524,558

		7,309,322

Consumer Staples Distribution & Retail — 0.4%
Performance Food Group Co.(a)	12,448	929,119
PriceSmart, Inc.	11,605	974,820
Sprouts Farmers Market, Inc.(a)	4,719	304,281

		2,208,220

Diversified Consumer Services — 2.3%
Chegg, Inc.(a)	44,178	334,427
Coursera, Inc.(a)	72,706	1,019,338
Duolingo, Inc., Class A(a)	14,348	3,164,882
Frontdoor, Inc.(a)	123,775	4,032,590
Laureate Education, Inc., Class A	289,734	4,221,424
OneSpaWorld Holdings Ltd.(a)	26,910	356,019
Stride, Inc.(a)	6,520	411,086
Universal Technical Institute, Inc.(a)	1,875	29,888

		13,569,654

Diversified Telecommunication Services — 0.3%
Bandwidth, Inc., Class A(a)	21,569	393,850
Cogent Communications Holdings, Inc.	4,650	303,785
Ooma, Inc.(a)	142,750	1,217,657

		1,915,292

Electric Utilities — 0.2%
PNM Resources, Inc.	35,585	1,339,419

Electrical Equipment — 2.3%
Allient, Inc.	16,328	582,583
Atkore, Inc.(b)	28,881	5,497,787
Encore Wire Corp.(b)	4,159	1,092,902
EnerSys	45,486	4,296,608
NEXTracker, Inc., Class A(a)	33,686	1,895,511
Vicor Corp.(a)	3,025	115,676

		13,481,067

Electronic Equipment, Instruments & Components — 4.1%
Arlo Technologies, Inc.(a)	8,125	102,781
Avnet, Inc.	19,625	973,007
Badger Meter, Inc.	14,431	2,335,080
ePlus, Inc.(a)	875	68,723
Fabrinet(a)	17,848	3,373,629
FARO Technologies, Inc.(a)	27,850	599,054
Flex Ltd.(a)	76,017	2,174,846
Insight Enterprises, Inc.(a)	22,579	4,188,856
Itron, Inc.(a)	21,666	2,004,538
Kimball Electronics, Inc.(a)	31,281	677,234

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
OSI Systems, Inc.(a)	9,608	$1,372,215
PC Connection, Inc.	23,547	1,552,454
Plexus Corp.(a)	12,487	1,184,017
Sanmina Corp.(a)	53,020	3,296,784
TTM Technologies, Inc.(a)	46,308	724,720

		24,627,938

Energy Equipment & Services — 0.8%
Archrock, Inc.	36,155	711,169
Borr Drilling Ltd.	19,342	132,493
Cactus, Inc., Class A	8,275	414,495
Forum Energy Technologies, Inc.(a)	110	2,198
Helix Energy Solutions Group, Inc.(a)	7,709	83,565
Kodiak Gas Services, Inc.	1	27
Liberty Energy, Inc., Class A	63,274	1,311,037
NOV, Inc.	36,983	721,908
Oceaneering International, Inc.(a)	15,147	354,440
Oil States International, Inc.(a)	1,655	10,195
Patterson-UTI Energy, Inc.	941	11,235
ProPetro Holding Corp.(a)	60,323	487,410
RPC, Inc.	74,134	573,797

		4,813,969

Entertainment — 0.2%
Eventbrite, Inc., Class A(a)	3,657	20,041
Lions Gate Entertainment Corp., Class A(a)	15,634	155,558
Lions Gate Entertainment Corp., Class B, NVS(a)	46,381	431,807
Playstudios, Inc., Class A(a)	3,412	9,485
Roku, Inc., Class A(a)	8,969	584,510

		1,201,401

Financial Services — 1.7%
Euronet Worldwide, Inc.(a)	6,382	701,573
EVERTEC, Inc.	20,005	798,199
I3 Verticals, Inc., Class A(a)	3,612	82,679
International Money Express, Inc.(a)	21,125	482,284
NMI Holdings, Inc., Class A(a)	41	1,326
Pagseguro Digital Ltd., Class A(a)	272,620	3,893,014
StoneCo Ltd., Class A(a)	234,582	3,896,407

		9,855,482

Food Products — 1.6%
John B Sanfilippo & Son, Inc.	8	847
Lancaster Colony Corp.	18,820	3,907,597
Pilgrim’s Pride Corp.(a)	4,706	161,510
Simply Good Foods Co. (The)(a)	64,288	2,187,721
SunOpta, Inc.(a)	132,173	908,028
Vital Farms, Inc.(a)	92,128	2,141,976

		9,307,679

Gas Utilities — 0.1%
Brookfield Infrastructure Corp., Class A	10,635	383,285
New Jersey Resources Corp.	12,350	529,939

		913,224

Ground Transportation — 0.0%
ArcBest Corp.	487	69,397

Health Care Equipment & Supplies — 3.5%
Accuray, Inc.(a)	106,313	262,593
AngioDynamics, Inc.(a)	109,419	642,289
AtriCure, Inc.(a)	25,181	766,006
Axogen, Inc.(a)	28,370	228,946
Axonics, Inc.(a)	21,766	1,501,201
Cerus Corp.(a)	158,498	299,561
CONMED Corp.	12,252	981,140

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Envista Holdings Corp.(a)	52,350	$1,119,243
Glaukos Corp.(a)	1,195	112,677
Haemonetics Corp.(a)	12,291	1,049,037
Inari Medical, Inc.(a)	14,296	685,922
Inmode Ltd.(a)	34,901	754,211
Inogen, Inc.(a)	7	56
Inspire Medical Systems, Inc.(a)	3,652	784,413
Insulet Corp.(a)	762	130,607
iRadimed Corp.	28,665	1,260,973
iRhythm Technologies, Inc.(a)	5,445	631,620
Lantheus Holdings, Inc.(a)	32,883	2,046,638
LeMaitre Vascular, Inc.	26,352	1,748,719
LivaNova PLC(a)	3,577	200,097
Merit Medical Systems, Inc.(a)	30,529	2,312,572
Nevro Corp.(a)	7,861	113,513
Omnicell, Inc.(a)	17,120	500,418
RxSight, Inc.(a)	10,720	552,938
SI-BONE, Inc.(a)	42,041	688,211
STAAR Surgical Co.(a)	6,151	235,460
Tactile Systems Technology, Inc.(a)	14,018	227,792
TransMedics Group, Inc.(a)	10,302	761,730
Treace Medical Concepts, Inc.(a)	1,031	13,455

		20,612,038

Health Care Providers & Services — 3.5%
23andMe Holding Co., Class A(a)	138	74
Accolade, Inc.(a)	32,346	338,986
Addus HomeCare Corp.(a)	4,869	503,163
Alignment Healthcare, Inc.(a)	64,052	317,698
AMN Healthcare Services, Inc.(a)	7,468	466,825
Castle Biosciences, Inc.(a)	28,902	640,179
CorVel Corp.(a)	7,372	1,938,541
Cross Country Healthcare, Inc.(a)(b)	8,607	161,123
Ensign Group, Inc. (The)	13,589	1,690,743
Guardant Health, Inc.(a)	72,628	1,498,316
HealthEquity, Inc.(a)	26,817	2,189,072
Hims & Hers Health, Inc., Class A(a)	84,180	1,302,265
Option Care Health, Inc.(a)	57,310	1,922,177
PetIQ, Inc., Class A(a)	33,965	620,880
Privia Health Group, Inc.(a)(b)	62,599	1,226,314
Progyny, Inc.(a)(b)	79,964	3,050,627
Quipt Home Medical Corp.(a)(b)	4,474	19,551
RadNet, Inc.(a)	12,009	584,358
Select Medical Holdings Corp.	33,868	1,021,120
Surgery Partners, Inc.(a)	45,634	1,361,262

		20,853,274

Health Care Technology — 0.6%
Evolent Health, Inc., Class A(a)	20,736	679,933
Health Catalyst, Inc.(a)	48,189	362,863
HealthStream, Inc.	17,378	463,298
Phreesia, Inc.(a)	47,160	1,128,539
Schrodinger, Inc.(a)(b)	1,317	35,559
Teladoc Health, Inc.(a)	76,021	1,147,917

		3,818,109

Hotel & Resort REITs — 0.3%
RLJ Lodging Trust	121,172	1,432,253
Summit Hotel Properties, Inc.	22,766	148,207

		1,580,460

Hotels, Restaurants & Leisure — 1.5%
Accel Entertainment, Inc., Class A(a)	39,210	462,286
Boyd Gaming Corp.	6,409	431,454
Brinker International, Inc.(a)	7,659	380,499

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Chuy’s Holdings, Inc.(a)	38,844	$1,310,208
Everi Holdings, Inc.(a)	116,703	1,172,865
Hilton Grand Vacations, Inc.(a)	2,251	106,270
Life Time Group Holdings, Inc.(a)	161	2,499
Light & Wonder, Inc., Class A(a)	11,589	1,183,121
PlayAGS, Inc.(a)	23,534	211,335
Red Rock Resorts, Inc., Class A	5,373	321,413
Shake Shack, Inc., Class A(a)	12,807	1,332,312
Super Group SGHC Ltd.(a)	77,790	268,376
Wingstop, Inc.	4,063	1,488,683

		8,671,321

Household Durables — 1.8%
Century Communities, Inc.	13,320	1,285,380
Dream Finders Homes, Inc., Class A(a)	432	18,891
Installed Building Products, Inc.	22,011	5,694,906
LGI Homes, Inc.(a)	1,395	162,336
Lovesac Co. (The)(a)	5,248	118,605
Sonos, Inc.(a)	17,141	326,708
Toll Brothers, Inc.	19,778	2,558,680
TopBuild Corp.(a)	145	63,906
Tri Pointe Homes, Inc.(a)	3,520	136,083
Vizio Holding Corp., Class A(a)	29,915	327,270

		10,692,765

Household Products — 0.1%
WD-40 Co.	1,691	428,347

Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp., Class A	19,630	482,309

Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	2,067	49,897

Insurance — 0.9%
Crawford & Co., Class A, NVS	27,270	257,156
Globe Life, Inc.	1,540	179,210
Investors Title Co.	1	163
Palomar Holdings, Inc.(a)	16,843	1,411,949
Reinsurance Group of America, Inc.	4,950	954,756
Selective Insurance Group, Inc.	20,821	2,273,029
Tiptree, Inc.	11,358	196,266

		5,272,529

Interactive Media & Services — 1.4%
Bumble, Inc., Class A(a)	32,502	368,898
Cargurus, Inc., Class A(a)	53,431	1,233,188
Cars.com, Inc.(a)	29,108	500,075
DHI Group, Inc.(a)	23,984	61,159
EverQuote, Inc., Class A(a)	2,616	48,553
MediaAlpha, Inc., Class A(a)	10,520	214,292
Outbrain, Inc.(a)	5,592	22,088
QuinStreet, Inc.(a)	32,725	577,924
Shutterstock, Inc.	23,027	1,054,867
Vimeo, Inc.(a)	69,141	282,787
Yelp, Inc.(a)	61,915	2,439,451
ZipRecruiter, Inc., Class A(a)	115,711	1,329,519

		8,132,801

IT Services — 0.7%
Backblaze, Inc., Class A(a)	9,083	92,919
Brightcove, Inc.(a)	93,107	180,628
Couchbase, Inc.(a)	10,867	285,911
DigitalOcean Holdings, Inc.(a)(b)	8,129	310,365
Fastly, Inc., Class A(a)	53,373	692,248
Grid Dynamics Holdings, Inc., Class A(a)	16,884	207,504

Security	Shares	Value

IT Services (continued)
Hackett Group, Inc. (The)	15,029	$365,205
Information Services Group, Inc.	43,243	174,702
Kyndryl Holdings, Inc.(a)	18,187	395,749
Squarespace, Inc., Class A(a)	30,137	1,098,192
Unisys Corp.(a)	40,906	200,848

		4,004,271

Leisure Products — 0.3%
Acushnet Holdings Corp.	22,851	1,507,023
Malibu Boats, Inc., Class A(a)	11,474	496,595

		2,003,618

Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class A(a)	6,723	252,314
Codexis, Inc.(a)	107,222	374,205
Medpace Holdings, Inc.(a)	1,607	649,469
Pacific Biosciences of California, Inc.(a)	153,199	574,496
Personalis, Inc.(a)	127,318	189,704
Seer, Inc., Class A(a)	139,315	264,699

		2,304,887

Machinery — 4.7%
Alamo Group, Inc.	7,069	1,614,065
Albany International Corp., Class A	1,638	153,169
Blue Bird Corp.(a)	15,005	575,292
Chart Industries, Inc.(a)	3,080	507,338
Federal Signal Corp.	11,303	959,286
Flowserve Corp.	122,459	5,593,927
Franklin Electric Co., Inc.	13,090	1,398,143
Kadant, Inc.	7,171	2,352,805
Kennametal, Inc.	45,217	1,127,712
Manitowoc Co., Inc. (The)(a)	54,012	763,730
Miller Industries, Inc.	83	4,158
Mueller Industries, Inc.	59,303	3,198,211
Oshkosh Corp.	28,065	3,499,986
Shyft Group, Inc. (The)	1,677	20,828
SPX Technologies, Inc.(a)	700	86,191
Tennant Co.	17,156	2,086,341
Terex Corp.	19,465	1,253,546
Trinity Industries, Inc.	8,490	236,447
Watts Water Technologies, Inc., Class A	10,950	2,327,422
Xylem, Inc.	2,376	307,074

		28,065,671

Media — 0.4%
Integral Ad Science Holding Corp.(a)	24,205	241,324
Paramount Global, Class B, NVS	71,733	844,298
PubMatic, Inc., Class A(a)	4,356	103,324
TechTarget, Inc.(a)	5,604	185,380
Thryv Holdings, Inc.(a)	36,164	803,926

		2,178,252

Metals & Mining — 1.4%
Alcoa Corp.	4,006	135,363
Century Aluminum Co.(a)	78,743	1,211,855
Compass Minerals International, Inc.	7,970	125,448
Hecla Mining Co.	9,344	44,945
i-80 Gold Corp.(a)(b)	218,295	292,515
Kaiser Aluminum Corp.	18,361	1,640,739
Materion Corp.	16,280	2,144,890
NioCorp Developments Ltd.(a)(b)	44,361	120,662
Novagold Resources, Inc.(a)	255,139	765,417
Olympic Steel, Inc.	12,645	896,277
Perpetua Resources Corp.(a)	12,840	53,414
Radius Recycling, Inc., Class A	7,845	165,765

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Ryerson Holding Corp.	24,225	$811,537
Tredegar Corp.	8,182	53,347

		8,462,174

Multi-Utilities — 0.0%
Black Hills Corp.	251	13,705

Office REITs — 0.1%
Brandywine Realty Trust	24,312	116,697
Equity Commonwealth(a)	17,727	334,686
Paramount Group, Inc.	3,427	16,073

		467,456

Oil, Gas & Consumable Fuels — 2.3%
Ardmore Shipping Corp.	8	131
Delek U.S. Holdings, Inc.	46,457	1,428,088
DHT Holdings, Inc.	4	46
Energy Fuels, Inc.(a)(b)	76,707	482,487
HF Sinclair Corp.	3,489	210,631
Kosmos Energy Ltd.(a)	750	4,470
Magnolia Oil & Gas Corp., Class A	154,810	4,017,319
Matador Resources Co.	14,958	998,746
Murphy Oil Corp.	17,371	793,855
Par Pacific Holdings, Inc.(a)	31,603	1,171,207
PBF Energy, Inc., Class A	35,863	2,064,633
Plains GP Holdings LP, Class A	12,934	236,046
REX American Resources Corp.(a)	19,305	1,133,397
SM Energy Co.	13,736	684,740
World Kinect Corp.	12,210	322,954

		13,548,750

Passenger Airlines — 0.2%
Allegiant Travel Co.	40	3,008
Sun Country Airlines Holdings, Inc.(a)	66,766	1,007,499

		1,010,507

Personal Care Products — 0.6%
BellRing Brands, Inc.(a)	6,594	389,244
elf Beauty, Inc.(a)	14,778	2,896,931
USANA Health Sciences, Inc.(a)	1,486	72,071

		3,358,246

Pharmaceuticals — 3.2%
Alto Neuroscience, Inc.(a)	110	1,689
Amphastar Pharmaceuticals, Inc.(a)	20,318	892,163
Amylyx Pharmaceuticals, Inc.(a)	34,822	98,894
ANI Pharmaceuticals, Inc.(a)	6,724	464,830
Arvinas, Inc.(a)	31,705	1,308,782
Atea Pharmaceuticals, Inc.(a)	219,178	885,479
Axsome Therapeutics, Inc.(a)	10,564	843,007
Collegium Pharmaceutical, Inc.(a)(b)	25,049	972,402
Corcept Therapeutics, Inc.(a)(b)	147,725	3,721,193
Elanco Animal Health, Inc.(a)	3,565	58,038
Harmony Biosciences Holdings, Inc.(a)(b)	37,536	1,260,459
Intra-Cellular Therapies, Inc.(a)	39,178	2,711,118
Marinus Pharmaceuticals, Inc.(a)	12,609	113,985
Mind Medicine MindMed, Inc.(a)	2,537	23,848
Nuvation Bio, Inc., Class A(a)	168,429	613,082
Ocular Therapeutix, Inc.(a)	1,795	16,335
Pacira BioSciences, Inc.(a)	51,585	1,507,314
Phibro Animal Health Corp., Class A	6,113	79,041
Pliant Therapeutics, Inc.(a)	4,456	66,394
Prestige Consumer Healthcare, Inc.(a)	17	1,234
Scilex Holding Co.(a)(d)	29,374	44,292
SIGA Technologies, Inc.	6,825	58,422

Security	Shares	Value

Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc.(a)	99,267	$3,385,997
Xeris Biopharma Holdings, Inc.(a)	59,644	131,813

		19,259,811

Professional Services — 3.6%
Barrett Business Services, Inc.	64	8,110
CSG Systems International, Inc.	6,871	354,131
ExlService Holdings, Inc.(a)	184,364	5,862,775
Franklin Covey Co.(a)	12,406	487,060
Genpact Ltd.	16,480	543,016
Huron Consulting Group, Inc.(a)	19,375	1,872,012
Insperity, Inc.	51,623	5,658,397
KBR, Inc.	3,641	231,786
ManpowerGroup, Inc.	20,570	1,597,055
Maximus, Inc.	37,654	3,159,171
Parsons Corp.(a)	17,511	1,452,537
Upwork, Inc.(a)	4,865	59,645

		21,285,695

Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	55,524	343,138
RMR Group, Inc. (The), Class A	6	144
St. Joe Co. (The)	19,350	1,121,720

		1,465,002

Residential REITs — 0.1%
NexPoint Residential Trust, Inc.	12,840	413,320

Semiconductors & Semiconductor Equipment — 3.9%
ACM Research, Inc., Class A(a)	13,074	380,976
Ambarella, Inc.(a)	12,674	643,459
Amkor Technology, Inc.	20,045	646,251
Astera Labs, Inc.(a)	6,368	472,442
Axcelis Technologies, Inc.(a)(b)	36,063	4,021,746
Credo Technology Group Holding Ltd.(a)	86,929	1,842,025
Diodes, Inc.(a)	43,262	3,049,971
FormFactor, Inc.(a)	2,846	129,863
Impinj, Inc.(a)	3,526	452,774
Maxeon Solar Technologies Ltd.(a)	185,642	618,188
MaxLinear, Inc.(a)	78,876	1,472,615
Onto Innovation, Inc.(a)	10,464	1,894,821
Photronics, Inc.(a)	5,490	155,477
Power Integrations, Inc.(b)	37,077	2,652,859
Rambus, Inc.(a)	34,405	2,126,573
Silicon Laboratories, Inc.(a)	11,250	1,616,850
SiTime Corp.(a)	9,397	876,082
SMART Global Holdings, Inc.(a)	15,105	397,564

		23,450,536

Software — 11.9%
8x8, Inc.(a)	177,347	478,837
ACI Worldwide, Inc.(a)	126,085	4,187,283
Agilysys, Inc.(a)	7,925	667,760
Alarm.com Holdings, Inc.(a)	20,004	1,449,690
Alkami Technology, Inc.(a)	10,576	259,852
Altair Engineering, Inc., Class A(a)	19,190	1,653,218
Amplitude, Inc., Class A(a)	36,947	401,983
Appfolio, Inc., Class A(a)	9,235	2,278,644
Appian Corp., Class A(a)	2,903	115,975
Bit Digital, Inc.(a)(b)	236,804	679,627
Blackbaud, Inc.(a)	14,368	1,065,244
BlackLine, Inc.(a)	13,231	854,458
Box, Inc., Class A(a)	49,627	1,405,437
Braze, Inc., Class A(a)	30,517	1,351,903
C3.ai, Inc., Class A(a)	9,267	250,858

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Clear Secure, Inc., Class A	86,813	$1,846,513
CommVault Systems, Inc.(a)	36,654	3,717,815
Confluent, Inc., Class A(a)	29,769	908,550
DocuSign, Inc.(a)	727	43,293
Domo, Inc., Class B(a)	14,144	126,164
eGain Corp.(a)	5,397	34,811
Elastic NV(a)	612	61,347
Everbridge, Inc.(a)	17,980	626,243
Expensify, Inc., Class A(a)	31,931	58,753
Five9, Inc.(a)	13,000	807,430
Freshworks, Inc., Class A(a)	82,579	1,503,764
Gitlab, Inc., Class A(a)	19,828	1,156,369
Informatica, Inc., Class A(a)	11,110	388,850
Intapp, Inc.(a)	23,339	800,528
InterDigital, Inc.	2,431	258,804
Jamf Holding Corp.(a)	2,215	40,645
Marathon Digital Holdings, Inc.(a)	48,726	1,100,233
MicroStrategy, Inc., Class A(a)	6,053	10,317,702
Model N, Inc.(a)(b)	46,506	1,324,026
N-able, Inc.(a)	30,735	401,706
Nutanix, Inc., Class A(a)	14,316	883,584
Olo, Inc., Class A(a)	37,360	205,106
Pegasystems, Inc.	3,027	195,665
PROS Holdings, Inc.(a)	5,561	202,031
Q2 Holdings, Inc.(a)	57,761	3,035,918
Qualys, Inc.(a)	15,029	2,507,889
Rapid7, Inc.(a)	24,752	1,213,838
Red Violet, Inc.(a)	937	18,318
RingCentral, Inc., Class A(a)	8,094	281,186
SEMrush Holdings, Inc., Class A(a)	112,652	1,493,766
SentinelOne, Inc., Class A(a)	34,652	807,738
Sprinklr, Inc., Class A(a)	73,341	899,894
Sprout Social, Inc., Class A(a)(b)	19,751	1,179,332
SPS Commerce, Inc.(a)	6,094	1,126,781
Tenable Holdings, Inc.(a)	36,181	1,788,427
Teradata Corp.(a)	9,004	348,185
Upland Software, Inc.(a)	2,625	8,111
Varonis Systems, Inc.(a)	87,122	4,109,545
Verint Systems, Inc.(a)	38,785	1,285,723
Weave Communications, Inc.(a)	36,348	417,275
Workiva, Inc., Class A(a)	24,998	2,119,830
Yext, Inc.(a)	27,969	168,653
Zeta Global Holdings Corp., Class A(a)	165,513	1,809,057
Zuora, Inc., Class A(a)	187,127	1,706,598

		70,436,765

Specialized REITs — 0.0%
Outfront Media, Inc.	2,286	38,382

Specialty Retail — 2.9%
1-800-Flowers.com, Inc., Class A(a)	57,758	625,519
Aaron’s Co., Inc. (The)	51,736	388,020
Abercrombie & Fitch Co., Class A(a)	18,908	2,369,740
Academy Sports & Outdoors, Inc.	26,619	1,797,847
American Eagle Outfitters, Inc.	4,473	115,359
Arhaus, Inc., Class A	664	10,219
Arko Corp., Class A	22,658	129,151
CarParts.com, Inc.(a)	270,640	438,437
Carvana Co., Class A(a)	17,484	1,537,018
Chewy, Inc., Class A(a)	39,204	623,736
Duluth Holdings, Inc., Class B(a)	34,202	167,590
Five Below, Inc.(a)	36	6,530
Genesco, Inc.(a)	376	10,581
Group 1 Automotive, Inc.	5,901	1,724,449

Security	Shares	Value

Specialty Retail (continued)
Haverty Furniture Cos., Inc.	5	$171
Lands’ End, Inc.(a)	8,105	88,263
Murphy U.S.A., Inc.	67	28,086
National Vision Holdings, Inc.(a)	7,765	172,072
Penske Automotive Group, Inc.	2,781	450,494
Revolve Group, Inc., Class A(a)(b)	19,415	411,016
Stitch Fix, Inc., Class A(a)	178,846	472,153
Upbound Group, Inc.	53,089	1,869,264
Urban Outfitters, Inc.(a)	3,047	132,301
Warby Parker, Inc., Class A(a)	75,321	1,025,119
Wayfair, Inc., Class A(a)	18,296	1,241,932
Winmark Corp.	3,219	1,164,312
Zumiez, Inc.(a)	36,192	549,756

		17,549,135

Technology Hardware, Storage & Peripherals — 3.7%
Super Micro Computer, Inc.(a)	21,962	22,182,279

Textiles, Apparel & Luxury Goods — 0.7%
Figs, Inc., Class A(a)	104,651	521,162
G-III Apparel Group Ltd.(a)	33,810	980,828
Kontoor Brands, Inc.	6,440	388,010
Ralph Lauren Corp., Class A	10,926	2,051,466

		3,941,466

Trading Companies & Distributors — 3.3%
Applied Industrial Technologies, Inc.	16,319	3,223,819
Beacon Roofing Supply, Inc.(a)	5,468	535,973
BlueLinx Holdings, Inc.(a)	6,078	791,599
Boise Cascade Co.	24,238	3,717,382
DNOW, Inc.(a)	35,256	535,891
FTAI Aviation Ltd.	15,159	1,020,201
GATX Corp.	5,379	720,947
Global Industrial Co.	17,371	777,873
GMS, Inc.(a)	37,450	3,645,383
H&E Equipment Services, Inc.	8,706	558,751
Herc Holdings, Inc.	12,869	2,165,853
McGrath RentCorp.	10,559	1,302,664
MRC Global, Inc.(a)	36,455	458,239

		19,454,575

Total Common Stocks — 98.6% (Cost: $469,327,839)		584,683,219

Preferred Securities

Preferred Stocks — 0.5%

Software — 0.5%
Illumio, Inc., Series C(a)(c)(d)	311,155	3,260,904

Technology Hardware, Storage & Peripherals — 0.0%
AliphCom
Series 6, (a)(c)(d)	8,264	—
Series 8, (a)(c)	192,156	2

		2

Total Preferred Securities — 0.5% (Cost: $2,175,301)		3,260,906

Rights

Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(a)(c)	18,964	9,482
Albireo Pharma Inc., CVR(a)(c)	7,975	25,998

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Flexion Therapeutics, Inc., CVR(a)(c)	33,053	$17,849
Prevail Therapeutics, Inc., CVR(a)(c)	10,004	5,002

		58,331

Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	16,291

Total Rights — 0.0% (Cost: $—)		74,622

Total Long-Term Investments — 99.1% (Cost: $471,503,140)		588,018,747

Short-Term Securities

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	18,492,985	18,500,382
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(e)(f)	5,795,096	5,795,096

Total Short-Term Securities — 4.1% (Cost: $24,295,478)		24,295,478

Total Investments — 103.2% (Cost: $495,798,618)		612,314,225

Liabilities in Excess of Other Assets — (3.2)%		(19,188,844)

Net Assets — 100.0%		$593,125,381

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,305,196, representing 0.6% of its net assets as of period end, and an original cost of $1,349,355.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$18,499,402	(a)	$—		$980	$—	$18,500,382	18,492,985	$1,546	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,598,231	1,196,865	(a)	—		—	—	5,795,096	5,795,096	133,418		—
SL Liquidity Series, LLC, Money Market Series(c)	19,015,072	—		(19,013,101	)(a)	14,354	(16,325)	—	—	45,311	(b)	—

						$15,334	$(16,325)	$24,295,478		$180,275		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Small Cap Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	57	06/21/24	$6,116	$151,219

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$151,219	$—	$—	$—	$151,219

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$679,346	$—	$—	$—	$679,346

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$295,587	$—	$—	$—	$295,587

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$ 6,231,843

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$2,305,186	$—	$—	$2,305,186
Air Freight & Logistics	119,992	—	—	119,992
Automobile Components	12,939,924	—	—	12,939,924
Banks	1,025,583	—	—	1,025,583
Beverages	4,708,475	—	—	4,708,475
Biotechnology	65,436,570	—	3,207	65,439,777
Broadline Retail	1,213,494	—	—	1,213,494

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Small Cap Growth Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Building Products	$14,239,606	$—	$—	$14,239,606
Capital Markets	6,034,623	—	—	6,034,623
Chemicals	11,145,554	—	—	11,145,554
Commercial Services & Supplies	2,196,175	—	—	2,196,175
Communications Equipment	3,445,411	—	—	3,445,411
Construction & Engineering	23,769,002	—	—	23,769,002
Consumer Finance	7,309,322	—	—	7,309,322
Consumer Staples Distribution & Retail	2,208,220	—	—	2,208,220
Diversified Consumer Services	13,569,654	—	—	13,569,654
Diversified Telecommunication Services	1,915,292	—	—	1,915,292
Electric Utilities	1,339,419	—	—	1,339,419
Electrical Equipment	13,481,067	—	—	13,481,067
Electronic Equipment, Instruments & Components	24,627,938	—	—	24,627,938
Energy Equipment & Services	4,813,969	—	—	4,813,969
Entertainment	1,201,401	—	—	1,201,401
Financial Services	9,855,482	—	—	9,855,482
Food Products	9,307,679	—	—	9,307,679
Gas Utilities	913,224	—	—	913,224
Ground Transportation	69,397	—	—	69,397
Health Care Equipment & Supplies	20,612,038	—	—	20,612,038
Health Care Providers & Services	20,853,274	—	—	20,853,274
Health Care Technology	3,818,109	—	—	3,818,109
Hotel & Resort REITs	1,580,460	—	—	1,580,460
Hotels, Restaurants & Leisure	8,671,321	—	—	8,671,321
Household Durables	10,692,765	—	—	10,692,765
Household Products	428,347	—	—	428,347
Independent Power and Renewable Electricity Producers	482,309	—	—	482,309
Industrial Conglomerates	49,897	—	—	49,897
Insurance	5,272,529	—	—	5,272,529
Interactive Media & Services	8,132,801	—	—	8,132,801
IT Services	4,004,271	—	—	4,004,271
Leisure Products	2,003,618	—	—	2,003,618
Life Sciences Tools & Services	2,304,887	—	—	2,304,887
Machinery	28,065,671	—	—	28,065,671
Media	2,178,252	—	—	2,178,252
Metals & Mining	8,462,174	—	—	8,462,174
Multi-Utilities	13,705	—	—	13,705
Office REITs	467,456	—	—	467,456
Oil, Gas & Consumable Fuels	13,548,750	—	—	13,548,750
Passenger Airlines	1,010,507	—	—	1,010,507
Personal Care Products	3,358,246	—	—	3,358,246
Pharmaceuticals	19,215,519	44,292	—	19,259,811
Professional Services	21,285,695	—	—	21,285,695
Real Estate Management & Development	1,465,002	—	—	1,465,002
Residential REITs	413,320	—	—	413,320
Semiconductors & Semiconductor Equipment	23,450,536	—	—	23,450,536
Software	70,436,765	—	—	70,436,765
Specialized REITs	38,382	—	—	38,382
Specialty Retail	17,549,135	—	—	17,549,135
Technology Hardware, Storage & Peripherals	22,182,279	—	—	22,182,279
Textiles, Apparel & Luxury Goods	3,941,466	—	—	3,941,466
Trading Companies & Distributors	19,454,575	—	—	19,454,575
Preferred Securities	—	—	3,260,906	3,260,906

Rights	16,291	—	58,331	74,622
Short-Term Securities
Money Market Funds	24,295,478	—	—	24,295,478

	$608,947,489	$44,292	$3,322,444	$612,314,225

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Small Cap Growth Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$151,219	$—	$—	$151,219

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

March 31, 2024

BlackRock Advantage Small Cap Growth Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$588,018,747
Investments, at value — affiliated(c)	24,295,478
Cash	595,253
Cash pledged:
Futures contracts	375,000
Foreign currency, at value(d)	12,852
Receivables:
Investments sold	6,133,599
Securities lending income — affiliated	13,087
Capital shares sold	675,882
Dividends — unaffiliated	215,397
Dividends — affiliated	24,774
From the Manager	60,118
Prepaid expenses	52,845

Total assets	620,473,032

LIABILITIES
Collateral on securities loaned	18,499,401
Payables:
Investments purchased	6,791,150
Administration fees	20,756
Capital shares redeemed	1,460,066
Investment advisory fees	150,491
Trustees’ and Officer’s fees	2,401
Other accrued expenses	366,049
Other affiliate fees	5,283
Professional fees	14,962
Service and distribution fees	37,092

Total liabilities	27,347,651

Commitments and contingent liabilities

NET ASSETS	$593,125,381

NET ASSETS CONSIST OF:
Paid-in capital	$577,754,128
Accumulated earnings	15,371,253

NET ASSETS	$593,125,381

(a) Investments, at cost — unaffiliated	$471,503,140
(b) Securities loaned, at value	$18,198,773
(c) Investments, at cost — affiliated	$24,295,478
(d) Foreign currency, at cost	$12,418

F I N A N C I A L S T A T E M E N T S	17

Statement of Assets and Liabilities (unaudited) (continued)

March 31, 2024

BlackRock Advantage Small Cap Growth Fund

NET ASSET VALUE

Institutional

Net assets	$375,054,071

Shares outstanding	18,403,837

Net asset value	$20.38

Shares authorized	Unlimited

Par value	$0.001

Investor A

Net assets	$161,422,852

Shares outstanding	12,589,237

Net asset value	$12.82

Shares authorized	Unlimited

Par value	$0.001

Class K

Net assets	$48,645,264

Shares outstanding	2,387,257

Net asset value	$20.38

Shares authorized	Unlimited

Par value	$0.001

Class R

Net assets	$8,003,194

Shares outstanding	623,296

Net asset value	$12.84

Shares authorized	Unlimited

Par value	$0.001

See notes to financial statements.

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended March 31, 2024

BlackRock Advantage Small Cap Growth Fund

INVESTMENT INCOME
Dividends — unaffiliated	$1,949,596
Dividends — affiliated	133,418
Securities lending income — affiliated — net	46,857
Foreign taxes withheld	(2,204)

Total investment income	2,127,667

EXPENSES
Investment advisory	1,198,931
Transfer agent — class specific	457,875
Service and distribution — class specific	206,665
Administration	112,758
Custodian	80,709
Administration — class specific	53,295
Professional	48,296
Registration	37,671
Accounting services	32,683
Printing and postage	18,766
Trustees and Officer	4,470
Miscellaneous	21,968

Total expenses	2,274,087
Less:
Administration fees waived by the Manager — class specific	(53,296)
Fees waived and/or reimbursed by the Manager	(357,271)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(335,846)

Total expenses after fees waived and/or reimbursed	1,527,674

Net investment income	599,993

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	18,309,567
Investments — affiliated	15,334
Futures contracts	679,346

19,004,247

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	93,996,544
Investments — affiliated	(16,325)
Futures contracts	295,587
Foreign currency translations	427

94,276,233

Net realized and unrealized gain	113,280,480

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,880,473

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

	BlackRock Advantage Small Cap Growth Fund

	Six Months Ended
	03/31/24	Year Ended
	(unaudited)	09/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$599,993	$818,535
Net realized gain (loss)	19,004,247	(4,264,717)
Net change in unrealized appreciation (depreciation)	94,276,233	56,948,937

Net increase in net assets resulting from operations	113,880,473	53,502,755

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(857,268)	(1,469,010)
Investor A	(288,412)	(805,964)
Class K	(132,904)	(196,279)
Class R	—	(16,243)

Decrease in net assets resulting from distributions to shareholders	(1,278,584)	(2,487,496)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(18,528,538)	(42,496,028)

NET ASSETS
Total increase in net assets	94,073,351	8,519,231
Beginning of period	499,052,030	490,532,799

End of period	$593,125,381	$499,052,030

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund

	Institutional
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$16.58		$15.04	$25.11	$19.86	$18.01	$23.65

Net investment income(a)	0.03		0.04	0.04	0.01	0.05	0.07
Net realized and unrealized gain (loss)	3.82		1.57	(6.20)	6.54	2.84	(2.03)

Net increase (decrease) from investment operations	3.85		1.61	(6.16)	6.55	2.89	(1.96)

Distributions(b)
From net investment income	(0.05)		(0.07)	—	(0.01)	(0.07)	(0.05)
From net realized gain	—		—	(3.91)	(1.29)	(0.97)	(3.63)

Total distributions	(0.05)		(0.07)	(3.91)	(1.30)	(1.04)	(3.68)

Net asset value, end of period	$20.38		$16.58	$15.04	$25.11	$19.86	$18.01

Total Return(c)
Based on net asset value	23.25	%(d)	10.72%	(29.20)%	33.89%	16.32%	(6.80)%

Ratios to Average Net Assets(e)
Total expenses	0.78	%(f)	0.82%	0.71%	0.68%	0.73%	0.74%

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	0.29	%(f)	0.23%	0.22%	0.04%	0.25%	0.40%

Supplemental Data
Net assets, end of period (000)	$375,054		$304,607	$300,391	$743,578	$508,084	$396,388

Portfolio turnover rate	64%		133%	102%	125%	126%	120%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Investor A
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$10.43		$9.50		$17.27	$14.01	$12.98		$18.25

Net investment income (loss)(a)	0.00	(b)	(0.00	)(c)	0.00 (b)	(0.04)	0.00	(b)	0.02
Net realized and unrealized gain (loss)	2.41		0.98		(3.90)	4.57	2.04		(1.65)

Net increase (decrease) from investment operations	2.41		0.98		(3.90)	4.53	2.04		(1.63)

Distributions(d)
From net investment income	(0.02)		(0.05)		—	—	(0.04)		(0.01)
From net realized gain	—		—		(3.87)	(1.27)	(0.97)		(3.63)

Total distributions	(0.02)		(0.05)		(3.87)	(1.27)	(1.01)		(3.64)

Net asset value, end of period	$12.82		$10.43		$9.50	$17.27	$14.01		$12.98

Total Return(e)
Based on net asset value	23.15	%(f)	10.32%		(29.32)%	33.54%	16.03%		(7.05)%

Ratios to Average Net Assets(g)
Total expenses	1.05	%(h)	1.06%		0.97%	0.96%	1.02%		1.00%

Total expenses after fees waived and/or reimbursed	0.75	%(h)	0.75%		0.75%	0.75%	0.75%		0.75%

Net investment income (loss)	0.06	%(h)	(0.02)%		0.01%	(0.21)%	0.00	%(i)	0.15%

Supplemental Data
Net assets, end of period (000)	$161,423		$148,563		$149,192	$225,211	$168,457		$178,847

Portfolio turnover rate	64%		133%		102%	125%	126%		120%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Amount is greater than $(0.005) per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.

See notes to financial statements.

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Class K
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$16.58		$15.05	$25.11	$19.86	$18.01	$23.65

Net investment income(a)	0.03		0.05	0.06	0.02	0.05	0.09
Net realized and unrealized gain (loss)	3.83		1.57	(6.20)	6.54	2.85	(2.04)

Net increase (decrease) from investment operations	3.86		1.62	(6.14)	6.56	2.90	(1.95)

Distributions(b)
From net investment income	(0.06)		(0.09)	—	(0.02)	(0.08)	(0.06)
From net realized gain	—		—	(3.92)	(1.29)	(0.97)	(3.63)

Total distributions	(0.06)		(0.09)	(3.92)	(1.31)	(1.05)	(3.69)

Net asset value, end of period	$20.38		$16.58	$15.05	$25.11	$19.86	$18.01

Total Return(c)
Based on net asset value	23.31	%(d)	10.72%	(29.12)%	33.94%	16.37%	(6.75)%

Ratios to Average Net Assets(e)
Total expenses	0.64	%(f)	0.65%	0.57%	0.56%	0.58%	0.60%

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.34	%(f)	0.28%	0.33%	0.08%	0.27%	0.52%

Supplemental Data
Net assets, end of period (000)	$48,645		$38,981	$34,153	$36,442	$13,264	$5,131

Portfolio turnover rate	64%		133%	102%	125%	126%	120%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Class R
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$10.44		$9.50	$17.26	$13.99	$12.96	$18.22

Net investment loss(a)	(0.01)		(0.03)	(0.03)	(0.08)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	2.41		0.99	(3.92)	4.57	2.03	(1.64)

Net increase (decrease) from investment operations	2.40		0.96	(3.95)	4.49	2.00	(1.65)

Distributions(b)
From net investment income	—		(0.02)	—	—	—	—
From net realized gain	—		—	(3.81)	(1.22)	(0.97)	(3.61)

Total distributions	—		(0.02)	(3.81)	(1.22)	(0.97)	(3.61)

Net asset value, end of period	$12.84		$10.44	$9.50	$17.26	$13.99	$12.96

Total Return(c)
Based on net asset value	22.99	%(d)	10.14%	(29.57)%	33.25%	15.75%	(7.27)%

Ratios to Average Net Assets(e)
Total expenses	1.33	%(f)	1.35%	1.29%	1.26%	1.27%	1.30%

Total expenses after fees waived and/or reimbursed	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%

Net investment loss	(0.19	)%(f)	(0.27)%	(0.25)%	(0.45)%	(0.24)%	(0.10)%

Supplemental Data
Net assets, end of period (000)	$8,003		$6,901	$6,797	$11,713	$11,314	$16,019

Portfolio turnover rate	64%		133%	102%	125%	126%	120%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Advantage Small Cap Growth Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
BofA Securities, Inc.	$2,212,952	$(2,212,952)	$—		$—
Citigroup Global Markets, Inc.	46,383	(46,383)	—		—
Credit Suisse Securities (USA) LLC	121,066	(121,066)	—		—
Goldman Sachs & Co. LLC	11,804,001	(11,804,001)	—		—
J.P. Morgan Securities LLC	3,033,726	(3,033,726)	—		—
Jefferies LLC	473,649	(473,649)	—		—
National Financial Services LLC	156,128	(156,128)	—		—
State Street Bank & Trust Co.	251,600	(251,600)	—		—
TD Prime Services LLC	99,268	(99,268)	—		—

	$18,198,773	$(18,198,773)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.45%
$1 billion — $3 billion	0.42
$3 billion — $5 billion	0.41
$5 billion — $10 billion	0.39
Greater than $10 billion	0.38

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Class R	0.25	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Class R	Total
Service and distribution — class specific	$188,677	$17,988	$206,665

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Class R	Total
Administration — class specific	$33,192	$15,075	$4,310	$718	$53,295

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2024, the Fund paid $10,400 for the Fund’s Institutional Shares to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Class K	Class R	Total
Reimbursed amounts	$720	$8,352	$79	$77	$9,228

For the six months ended March 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Class R	Total
Transfer agent — class specific	$296,159	$146,472	$7,142	$8,102	$457,875

Other Fees: For the six months ended March 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $2,216.

For the six months ended March 31, 2024, affiliates received CDSCs in the amount of $485 for Investor A Shares

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended March 31, 2024, the amount waived was $1,911.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K	Class R
0.50%	0.75%	0.45%	1.00%

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $355,360, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended March 31, 2024, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Class K	Class R	Total
Administration fees waived by the Manager — class specific	$33,192	$15,075	$4,310	$719	$53,296
Transfer agent fees waived and/or reimbursed by the Manager — class specific	213,173	109,197	7,142	6,334	335,846

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended March 31, 2024, the Fund paid BIM $9,208 for securities lending agent services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain
$ 8,383,230	$12,802,858	$236,576

7.	PURCHASES AND SALES

For the six months ended March 31, 2024, purchases and sales of investments, excluding short-term securities, were $336,805,029 and $354,619,751, respectively.

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Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of September 30, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $102,888,721.

As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Amounts

Tax cost	$513,167,051

Gross unrealized appreciation	$123,059,493
Gross unrealized depreciation	(23,761,100)

Net unrealized appreciation (depreciation)	$99,298,393

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2024, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/24		Year Ended 09/30/23
Share Class	Shares	Amount	Shares	Amount

Institutional

Shares sold	2,254,083	$40,298,806	4,465,433	$74,794,063

Shares issued in reinvestment of distributions	42,643	741,558	76,411	1,295,932

Shares redeemed	(2,268,695)	(40,830,581)	(6,132,423)	(103,740,779)

	28,031	$209,783	(1,590,579)	$(27,650,784)

Investor A

Shares sold and automatic conversion of shares	725,706	$8,364,575	1,384,805	$14,706,544

Shares issued in reinvestment of distributions	25,647	280,839	73,507	786,533

Shares redeemed	(2,399,266)	(27,436,211)	(2,927,820)	(31,070,783)

	(1,647,913)	$(18,790,797)	(1,469,508)	$(15,577,706)

Class K

Shares sold	393,331	$7,023,001	714,064	$11,986,320

Shares issued in reinvestment of distributions	7,173	124,658	10,941	185,452

Shares redeemed	(364,534)	(6,658,890)	(643,175)	(10,851,855)

	35,970	$488,769	81,830	$1,319,917

Class R

Shares sold	67,801	$771,548	177,819	$1,927,376

Shares issued in reinvestment of distributions	—	—	1,514	16,241

Shares redeemed	(105,344)	(1,207,841)	(233,619)	(2,531,072)

	(37,543)	$(436,293)	(54,286)	$(587,455)

	(1,621,455)	$(18,528,538)	(3,032,543)	$(42,496,028)

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Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 11, 2024, the 364-day credit agreement to which BlackRock FundsSM, on behalf of the Fund, and the Participating Funds are party, was amended to (i) decrease the aggregate commitment amount to $2.40 billion, and (ii) extend the termination date to April 2025.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock FundsSM (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Advantage Small Cap Growth Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

A D D I T I O N A L I N F O R M A T I O N	35

Additional Information (continued)

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

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Glossary of Terms Used in this Report

Portfolio Abbreviation

CVR	Contingent Value Rights

LP	Limited Partnership

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	37

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

ASCG-03/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

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(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: May 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: May 22, 2024

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